                                   AIM MONEY
                                  MARKET FUND



[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT                   JUNE 30, 1998

                                                               Chairman's Letter


                   Dear Fellow Shareholder:

                   The fixed-income markets continued to be buffeted by overseas
  [PHOTO OF        turmoil during the first half of 1998, the period covered by
 Charles T.        this report. Early in January, the market was expecting an
   Bauer,          imminent reduction in rates by the Federal Reserve Board (the
Chairman of        Fed) to counteract the negative effects from the Asian
the Board of       economic crises. However, as it became apparent that the U.S.
  THE FUND         economy was going to shrug off the Asian influence and
APPEARS HERE]      continue its strong growth, interest rates rose. The one-year
                   Treasury bill, whose yield had dropped as low as 5.10% in January, backed up to the 5.45% area by late February.
                       Fueled by low interest rates and strong stock and labor
                   markets, the U.S. economy continued its solid growth in the first quarter of 1998, rising at a 5.4% annual rate. Despite this rapid growth, inflation remained contained, the annualized rate running between 1% and 2%. As the second quarter came to a close, it appeared that the economy was finally slowing in response to the Asian influence and the strike at General Motors; second-quarter economic growth was at an annual rate of 1.4%.
    During this reporting period, the Fed remained on watch for signs of incipient inflation, which never appeared. As the Asia situation continued to unfold, the Fed remained hesitant to raise rates. As a result, the Federal Funds target remained at 5.5% throughout the reporting period.

YOUR INVESTMENT PORTFOLIO

In light of the continued asset volatility and uncertainty in the markets, the Fund maintained a weighted average maturity (WAM) in the 13- to 29-day range. As of June 30, the WAM stood at 19 days. This strategy produced competitive yields. At the end of the reporting period, seven-day yields were as follows: Class A shares, 4.67%; Class B shares, 3.89%; Class C shares, 3.89%; and AIM Cash Reserve Shares, 4.74%.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

OUTLOOK FOR THE FUTURE

As the third quarter opened, most market participants were expecting the Fed to remain on the sidelines for the foreseeable future, though opinion remained divided about its next move. Some were concerned that strong U.S. growth would generate inflationary pressures, leading to a tighter Fed policy. Others remained concerned that Asia's dampening effects on the U.S. would eventually encourage the Fed to lower rates. With the flat yield curve and all the uncertainty about the future direction of rates and where the stock market is headed, Fund managers will continue to maintain the WAM toward the shorter end of the spectrum.
    We are pleased to send you this report on AIM Money Market Fund. As always, we are ready to respond to any questions or comments. Please contact our Client Services department at 800-959-4246. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line, 800-246-5463. Or visit our Web site at www.aimfunds.com.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                          PAR
                              MATURITY   (000)        VALUE
BANK NOTES-0.71%

BANKS-DOMESTIC-0.71%

Morgan Guaranty Trust
  5.81%(a)                    10/16/98  $  8,000  $    8,000,052
----------------------------------------------------------------

COMMERCIAL PAPER-36.18%(B)

ASSET-BACKED
  SECURITIES-18.01%

Centric Capital Corp.
  5.50%                       07/17/98     9,250       9,227,389
----------------------------------------------------------------
  5.53%                       08/04/98    15,000      14,921,658
----------------------------------------------------------------
  5.50%                       08/14/98     4,000       3,973,111
----------------------------------------------------------------
Clipper Receivables Corp.
  5.47%                       07/02/98    10,000       9,998,481
----------------------------------------------------------------
  5.59%                       08/10/98    18,332      18,218,138
----------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  5.52%                       07/22/98    15,130      15,081,282
----------------------------------------------------------------
Monte Rosa Capital Corp.
  5.60%                       08/28/98    25,000      24,774,444
----------------------------------------------------------------
  5.54%                       09/11/98    20,000      19,778,400
----------------------------------------------------------------
Preferred Receivable Funding
  Corp.
  5.405%                      07/06/98     3,000       2,997,748
----------------------------------------------------------------
  5.51%                       07/10/98    16,000      15,977,960
----------------------------------------------------------------
  5.405%                      07/15/98    17,500      17,463,216
----------------------------------------------------------------
Receivables Capital Corp.
  5.53%                       07/06/98    25,000      24,980,799
----------------------------------------------------------------
Sheffield Receivables Corp.
  5.57%                       09/08/98    25,000      24,733,104
----------------------------------------------------------------
                                                     202,125,730
----------------------------------------------------------------

AUTOMOBILE-3.55%

Daimler-Benz North America
  5.52%                       07/14/98    25,000      24,950,167
----------------------------------------------------------------
Toyota Motor Credit Corp.
  5.53%                       07/24/98    15,000      14,947,004
----------------------------------------------------------------
                                                      39,897,171
----------------------------------------------------------------

BEVERAGES-3.45%

Diageo Capital PLC
  5.50%                       07/31/98    24,000      23,890,000
----------------------------------------------------------------
  5.48%                       08/31/98    15,000      14,860,717
----------------------------------------------------------------
                                                      38,750,717
----------------------------------------------------------------

CHEMICALS-2.21%

Du Pont (E.I.) de Nemours
  and Co.
  5.495%                      08/27/98    25,000      24,782,490
----------------------------------------------------------------

                                          PAR
                              MATURITY   (000)        VALUE
COMPUTER SOFTWARE & SERVICES-2.56%

First Data Corp.
  5.52%                       08/18/98  $  9,000  $    8,933,760
----------------------------------------------------------------
  5.51%                       09/01/98    20,000      19,810,211
----------------------------------------------------------------
                                                      28,743,971
----------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.51%

Hitachi America, Ltd.
  5.52%                       07/08/98    17,000      16,981,753
----------------------------------------------------------------

INSURANCE (PROPERTY &
  CASUALTY)-1.75%

A.I. Credit Corp.
  5.45%                       10/05/98    20,000      19,709,333
----------------------------------------------------------------

MACHINERY-0.40%

Dover Corp.
  5.59%                       08/28/98     4,540       4,499,112
----------------------------------------------------------------

METAL MINING-1.85%

Rio Tinto America, Inc.
  5.54%                       08/18/98    10,000       9,926,134
----------------------------------------------------------------
  5.46%                       09/04/98    11,000      10,891,558
----------------------------------------------------------------
                                                      20,817,692
----------------------------------------------------------------

OIL & GAS (INTEGRATED)-0.89%

Shell Martinez Refining
  Co.(c)
  5.60%                       07/14/98    10,000      10,000,000
----------------------------------------------------------------
    Total Commercial Paper                           406,307,969
----------------------------------------------------------------

MASTER NOTE AGREEMENTS-14.81%

Citicorp Securities, Inc.(d)
  6.75%                       01/25/99    29,000      29,000,000
----------------------------------------------------------------
The Goldman Sachs Group,
  L.P.(e)
  5.6523%                     10/19/98    50,000      50,000,000
----------------------------------------------------------------
Merrill Lynch Mortgage
  Capital, Inc.(f)
  6.80%                       08/17/98    37,400      37,400,000
----------------------------------------------------------------
Morgan Stanley Dean Witter &
  Co.(g)
  6.60%                       11/23/98    50,000      50,000,000
----------------------------------------------------------------
    Total Master Note
      Agreements                                     166,400,000
----------------------------------------------------------------

TAXABLE MUNICIPAL BONDS-2.76%

HEALTH CARE-0.89%

Jacksonville Florida Health
  Facilities; Hospital
  Series Revenue Bonds
  5.70%(h)                    08/15/19    10,000      10,000,000
----------------------------------------------------------------

                                          PAR
                              MATURITY   (000)        VALUE
HOSPITAL MANAGEMENT-0.98%

Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds
  5.70%(h)                    07/01/24  $ 11,000  $   11,000,000
----------------------------------------------------------------
MULTIPLE INDUSTRY-0.89%

Mississippi Business Finance
  Corp. (Mississippi
  Industrial Development);
  Revenue Bonds
  5.64%(h)                    02/01/23    10,000      10,000,000
----------------------------------------------------------------
    Total Taxable Municipal
      Bonds                                           31,000,000
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  SECURITIES-3.97%

Fannie Mae(i)
  5.261%                      06/02/99    32,000      32,000,000
----------------------------------------------------------------
Sallie Mae(i)
  5.321%                      08/20/98     2,600       2,600,000
----------------------------------------------------------------
  5.341%                      02/08/99    10,000      10,001,028
----------------------------------------------------------------
    Total U.S. Government
      Agency Securities                               44,601,028
----------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements)                                    656,309,049
----------------------------------------------------------------

                                          PAR
                              MATURITY   (000)        VALUE
REPURCHASE AGREEMENTS-25.97%(j)

Greenwich Capital Markets,
  Inc.(k)
  6.00%                       07/01/98  $197,100  $  197,100,000
----------------------------------------------------------------
SBC Warburg Dillon Read
  Inc.(l)
  5.85%                       07/01/98    44,611      44,611,446
----------------------------------------------------------------
Salomon Smith Barney
  Holdings, Inc.(m)
  6.125%                            --    50,000      50,000,000
----------------------------------------------------------------
    Total Repurchase
      Agreements                                     291,711,446
----------------------------------------------------------------
TOTAL INVESTMENTS-84.40%                             948,020,495(n)
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-15.60%                 175,259,142
----------------------------------------------------------------
NET ASSETS-100.00%                                $1,123,279,637
================================================================

Notes to Schedule of Investments:

(a) Interest rates are redetermined daily. Rate shown is the rate in effect on 06/30/98.
(b) Treasury bills and some commercial paper are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Fund to receive interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rates shown are the rates in effect on 06/30/98.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven days' prior notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement generally upon two business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(g) Master Note Purchase Agreement may be terminated by any party upon three business days' prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/98.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 06/30/98.
(i) Interest rates are redetermined weekly. Rates shown are rates in effect on 06/30/98.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Joint repurchase agreement entered into 06/30/98 with a maturing value of $200,033,333. Collateralized by $205,565,153 U.S. Government obligations, 6.00% to 12.25% due 09/01/01 to 06/01/28 with an aggregate market value at 06/30/98 of $204,004,737.
(l) Joint repurchase agreement entered into 06/30/98 with a maturing value of $1,000,162,500. Collateralized by $3,590,870,000 U.S. Government
    obligations, 0% due 08/15/00 to 11/15/24 with an aggregate market value at 06/30/98 of $1,148,593,549.
(m) Open repurchase agreement entered into 06/30/98. Collateralized by $622,412,000 U.S. Government obligations, 0% to 9.65% due 09/18/98 to 12/15/43 with an aggregate market value at 06/30/98 of $612,000,396.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998
(UNAUDITED)

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  656,309,049
----------------------------------------------------------
Repurchase agreements                          291,711,446
----------------------------------------------------------
Receivables for:
  Fund shares sold                             202,850,311
----------------------------------------------------------
  Interest                                       1,482,457
----------------------------------------------------------
Investment for deferred compensation plan           84,451
----------------------------------------------------------
Other assets                                       422,815
----------------------------------------------------------
    Total assets                             1,152,860,529
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        27,963,831
----------------------------------------------------------
  Dividends                                        169,779
----------------------------------------------------------
  Deferred compensation plan                        84,451
----------------------------------------------------------
Accrued advisory fees                              503,290
----------------------------------------------------------
Accrued administrative services fees                 5,442
----------------------------------------------------------
Accrued distribution fees                          708,700
----------------------------------------------------------
Accrued transfer agent fees                        127,998
----------------------------------------------------------
Accrued operating expenses                          17,401
----------------------------------------------------------
    Total liabilities                           29,580,892
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,123,279,637
==========================================================

NET ASSETS:

Class A                                     $  504,181,590
==========================================================
Class B                                     $  155,215,789
==========================================================
Class C                                     $   14,913,208
==========================================================
AIM Cash Reserve Shares                     $  448,969,050
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        504,165,604
==========================================================
Class B                                        155,209,764
==========================================================
Class C                                         14,912,713
==========================================================
AIM Cash Reserve Shares                        448,954,447
==========================================================
Class A:
  Net asset value and redemption price per
    share                                   $         1.00
==========================================================
  Offering price per share:
    (Net asset value of $1.00 divided by 94.50%)       $         1.06
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
AIM Cash Reserve Shares:
  Net asset value, offering and redemption
    price per share                         $         1.00
==========================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Interest                                      $25,732,095
---------------------------------------------------------

EXPENSES:

Advisory fees                                   2,508,465
---------------------------------------------------------
Administrative services fees                       32,652
---------------------------------------------------------
Custodian fees                                     13,969
---------------------------------------------------------
Distribution fees -- Class A                      523,080
---------------------------------------------------------
Distribution fees -- Class B                      606,632
---------------------------------------------------------
Distribution fees -- Class C                       61,156
---------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      450,185
---------------------------------------------------------
Trustees' fees                                      5,474
---------------------------------------------------------
Transfer agent fees -- Class A                    337,539
---------------------------------------------------------
Transfer agent fees -- Class B                     97,864
---------------------------------------------------------
Transfer agent fees -- Class C                      9,866
---------------------------------------------------------
Transfer agent fees -- AIM Cash Reserve
  Shares                                          290,508
---------------------------------------------------------
Other                                             231,938
---------------------------------------------------------
    Total expenses                              5,169,328
---------------------------------------------------------
Less: Expenses paid indirectly                     (5,506)
---------------------------------------------------------
    Net expenses                                5,163,822
---------------------------------------------------------
Net investment income                          20,568,273
---------------------------------------------------------
Net realized gain from investments                  2,781
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $20,571,054
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                 JUNE 30,       DECEMBER 31,
                                                                   1998             1997
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                       $   20,568,273    $ 37,026,961
--------------------------------------------------------------------------------------------
  Net realized gain from investments                                   2,781          19,347
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          20,571,054      37,046,308
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (9,620,725)    (15,420,950)
--------------------------------------------------------------------------------------------
  Class B                                                         (2,340,027)     (4,508,913)
--------------------------------------------------------------------------------------------
  Class C                                                           (234,940)        (81,245)
--------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                         (8,372,581)    (17,015,853)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        128,167,996      88,133,325
--------------------------------------------------------------------------------------------
  Class B                                                         39,157,250      24,881,617
--------------------------------------------------------------------------------------------
  Class C                                                          6,626,091       8,286,622
--------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                        104,851,872      28,629,341
--------------------------------------------------------------------------------------------
    Net increase in net assets                                   278,805,990     149,950,252
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            844,473,647     694,523,395
--------------------------------------------------------------------------------------------
  End of period                                               $1,123,279,637    $844,473,647
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,123,242,529    $844,439,320
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                    37,108          34,327
--------------------------------------------------------------------------------------------
                                                              $1,123,279,637    $844,473,647
============================================================================================

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and AIM Cash Reserve Shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Dividends to shareholders are declared daily and are paid monthly.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $32,652 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1998, the Fund paid AFS $395,131 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and the AIM Cash Reserve Shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class C shares and the AIM Cash Reserve Shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and the AIM Cash Reserve Shares, and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or AIM Cash Reserve Shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1998, the Class A, Class B, Class C, and AIM Cash Reserve Shares paid AIM Distributors $523,080, $606,632, $61,156 and $450,185, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $177,624 from sales of the Class A shares of the Fund during the six months ended June 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1998, AIM Distributors received $126,074 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1998, the Fund paid legal fees of $2,069 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $5,498 and $8, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $5,506 during the six months ended June 30, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                                                     JUNE 30,                           DECEMBER 31,
                                                                       1998                                 1997
                                                         ---------------------------------    ---------------------------------
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                         --------------    ---------------    --------------    ---------------
Sold:
  Class A                                                 6,245,461,052    $ 6,245,461,052     4,653,429,305    $ 4,653,429,305
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                   237,742,598        237,742,598       420,215,854        420,215,854
-------------------------------------------------------------------------------------------------------------------------------
  Class C*                                                  172,036,489        172,036,489        61,859,578         61,859,578
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                 2,901,371,082      2,901,371,082     4,356,728,398      4,356,728,398
-------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                     7,516,019          7,516,019        13,299,323         13,299,323
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     2,066,312          2,066,312         3,988,737          3,988,737
-------------------------------------------------------------------------------------------------------------------------------
  Class C*                                                      205,417            205,417            75,390             75,390
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                     6,699,820          6,699,820        13,807,718         13,807,718
-------------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                (6,124,809,074)    (6,124,809,074)   (4,578,595,303)    (4,578,595,303)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                  (200,651,661)      (200,651,661)     (399,322,974)      (399,322,974)
-------------------------------------------------------------------------------------------------------------------------------
  Class C*                                                 (165,615,815)      (165,615,815)      (53,648,346)       (53,648,346)
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                (2,803,219,030)    (2,803,219,030)   (4,341,906,775)    (4,341,906,775)
-------------------------------------------------------------------------------------------------------------------------------
                                                            278,803,209    $   278,803,209       149,930,905    $   149,930,905
===============================================================================================================================

*Class C shares commenced sales on August 4, 1997.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and AIM Cash Reserve Shares outstanding during the six months ended June 30, 1998, each of the years in the four-year period ended December 31, 1997 and the period October 16, 1993 (date operations commenced) through December 31, 1993; and for a share of Class C outstanding during the six months ended June 30, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                   CLASS A SHARES
                                        ------------------------------------------------------------------
                                                                          DECEMBER 31,
                                        JUNE 30,    ------------------------------------------------------
                                          1998        1997       1996       1995       1994         1993
                                        --------    --------   --------   --------   --------     --------
Net asset value, beginning of period    $   1.00    $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
--------------------------------------  --------    --------   --------   --------   --------     --------
Income from investment operations:
 Net investment income                    0.0228      0.0453     0.0433     0.0495     0.0337       0.0048
--------------------------------------  --------    --------   --------   --------   --------     --------
Less distributions:
 Dividends from net investment income    (0.0228)    (0.0453)   (0.0433)   (0.0495)   (0.0337)     (0.0048)
--------------------------------------  --------    --------   --------   --------   --------     --------
Net asset value, end of period          $   1.00    $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
======================================  ========    ========   ========   ========   ========     ========
Total return(a)                             4.64%       4.63%      4.42%      5.06%      3.43%        2.27%(b)
======================================  ========    ========   ========   ========   ========     ========
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                               $504,182    $376,012   $287,905   $221,487   $148,886     $ 81,460
======================================  ========    ========   ========   ========   ========     ========
Ratio of expenses to average net
 assets                                     1.02%(c)    1.05%      1.07%      1.03%      0.97%(d)     1.00%(b)(d)
======================================  ========    ========   ========   ========   ========     ========
Ratio of net investment income to
 average net assets                         4.62%(c)    4.55%      4.34%      4.91%      3.53%(d)     2.27%(b)(d)
======================================  ========    ========   ========   ========   ========     ========

                                                                CLASS B SHARES
                                        ------------------------------------------------------------------
                                                                          DECEMBER 31,
                                        JUNE 30,     -----------------------------------------------------
                                          1998         1997       1996      1995       1994         1993
                                        --------     --------   --------   -------   --------     --------
Net asset value, beginning of period    $   1.00     $   1.00   $   1.00   $  1.00   $   1.00     $   1.00
--------------------------------------  --------     --------   --------   -------   --------     --------
Income from investment operations:
 Net investment income                    0.0189       0.0378     0.0360    0.0419     0.0259       0.0032
--------------------------------------  --------     --------   --------   -------   --------     --------
Less distributions:
 Dividends from net investment income    (0.0189)     (0.0378)   (0.0360)  (0.0419)   (0.0259)     (0.0032)
--------------------------------------  --------     --------   --------   -------   --------     --------
Net asset value, end of period          $   1.00     $   1.00   $   1.00   $  1.00   $   1.00     $   1.00
======================================  ========     ========   ========   =======   ========     ========
Total return(a)                             3.85%        3.84%      3.66%     4.27%      2.62%        1.51%(b)
======================================  ========     ========   ========   =======   ========     ========
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                               $155,216     $116,058   $ 91,148   $69,857   $ 33,999     $  1,289
======================================  ========     ========   ========   =======   ========     ========
Ratio of expenses to average net
 assets                                     1.77%(c)     1.80%      1.81%     1.78%      1.78%(e)     1.75%(b)(e)
======================================  ========     ========   ========   =======   ========     ========
Ratio of net investment income to
 average net assets                         3.87%(c)     3.80%      3.60%     4.14%      3.14%(e)     1.54%(b)(e)
======================================  ========     ========   ========   =======   ========     ========

(a) Does not deduct sales charges where applicable and is annualized for periods less than one year.

(b) Annualized.

(c) Ratios are annualized and based on average net assets of $421,931,673 and $122,331,933 for Class A and Class B, respectively.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.06% and 3.44%, respectively, for 1994 and 1.20% (annualized) and 2.07% (annualized), respectively, for 1993.

(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.87% and 3.05%, respectively, for 1994 and 1.95% (annualized) and 1.34% (annualized), respectively, for 1993.

                                         CLASS C SHARES                             AIM CASH RESERVE SHARES
                                     -----------------------   --------------------------------------------------------------
                                                                                               DECEMBER 31,
                                     JUNE 30,   DECEMBER 31,   JUNE 30,    --------------------------------------------------
                                       1998         1997         1998        1997      1996      1995      1994        1993
                                     --------   ------------   --------    --------  --------  --------  --------    --------
Net asset value, beginning of
  period                             $   1.00     $   1.00     $   1.00    $   1.00  $   1.00  $   1.00  $   1.00    $   1.00
-----------------------------------  --------     --------     --------    --------  --------  --------  --------    --------
Income from investment operations:
  Net investment income                0.0190       0.0158       0.0231      0.0456    0.0433    0.0493    0.0337      0.0048
-----------------------------------  --------     --------     --------    --------  --------  --------  --------    --------
Less distributions:
  Dividends from net investment
    income                            (0.0190)     (0.0158)     (0.0231)    (0.0456)  (0.0433)  (0.0493)  (0.0337)    (0.0048)
-----------------------------------  --------     --------     --------    --------  --------  --------  --------    --------
Net asset value, end of period       $   1.00     $   1.00     $   1.00    $   1.00  $   1.00  $   1.00  $   1.00    $   1.00
===================================  ========     ========     ========    ========  ========  ========  ========    ========
Total return(a)                          3.85%        3.92%        4.72%       4.66%     4.41%     5.04%     3.42%       2.27%
===================================  ========     ========     ========    ========  ========  ========  ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $ 14,913     $  8,287     $448,969    $344,117  $315,470  $293,450  $359,952    $241,778
===================================  ========     ========     ========    ========  ========  ========  ========    ========
Ratio of expenses to average net
  assets                                 1.77%(b)     1.80%(c)     1.02%(b)    1.05%     1.08%     1.04%     0.99%(d)    1.00%(c)(d)
===================================  ========     ========     ========    ========  ========  ========  ========    ========
Ratio of net investment income to
  average net assets                     3.87%(b)     3.80%(c)     4.62%(b)    4.55%     4.32%     4.92%     3.49%(d)    2.27%(c)(d)
===================================  ========     ========     ========    ========  ========  ========  ========    ========

(a) Does not deduct sales charges where applicable and is annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of $12,332,618 and $363,132,327 for Class C and AIM Cash Reserve Shares, respectively.

(c) Annualized.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.08% and 3.40%, respectively, for 1994 and 1.20% (annualized) and 2.07% (annualized), respectively, for 1993.

                                                             Trustees & Officers

BOARD OF TRUSTEES                           OFFICERS                                         OFFICE OF THE FUND

Charles T. Bauer                            Charles T. Bauer                                 11 Greenway Plaza
Chairman                                    Chairman                                         Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                            Robert H. Graham
Bruce L. Crockett                           President                                        INVESTMENT ADVISOR
Director
ACE Limited;                                John J. Arthur                                   A I M Advisors, Inc.
Formerly Director, President, and           Senior Vice President and Treasurer              11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                          Carol F. Relihan                                 Houston, TX 77046
                                            Senior Vice President and Secretary
Owen Daly II                                                                                 TRANSFER AGENT
Director                                    Gary T. Crum
Cortland Trust Inc.                         Senior Vice President                            A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
Edward K. Dunn Jr.                          Dana R. Sutton                                   Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;        Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                        CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and    Robert G. Alley
President, Mercantile Bankshares            Vice President                                   State Street Bank and Trust Company
                                                                                             225 Franklin Street
Jack Fields                                 Stuart W. Coco                                   Boston, MA 02110
Chief Executive Officer                     Vice President
Texana Global, Inc.;                                                                         COUNSEL TO THE FUND
Formerly Member                             Melville B. Cox
of the U.S. House of Representatives        Vice President                                   Ballard Spahr
                                                                                             Andrews & Ingersoll, LLP
Carl Frischling                             Karen Dunn Kelley                                1735 Market Street
Partner                                     Vice President                                   Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                            Jonathan C. Schoolar                             COUNSEL TO THE TRUSTEES
Robert H. Graham                            Vice President
President and Chief Executive Officer                                                        Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                 Renee A. Friedli                                 919 Third Avenue
                                            Assistant Secretary                              New York, NY 10022
Lewis F. Pennock
Attorney                                    P. Michelle Grace                                DISTRIBUTOR
                                            Assistant Secretary
Ian W. Robinson                                                                              A I M Distributors, Inc.
Consultant; Formerly Executive              Jeffrey H. Kupor                                 11 Greenway Plaza
Vice President and                          Assistant Secretary                              Suite 100
Chief Financial Officer                                                                      Houston, TX 77046
Bell Atlantic Management                    Nancy L. Martin
Services, Inc.                              Assistant Secretary

Louis S. Sklar                              Ofelia M. Mayo
Executive Vice President                    Assistant Secretary
Hines Interests
Limited Partnership                         Lisa A. Moss
                                            Assistant Secretary

                                            Kathleen J. Pflueger
                                            Assistant Secretary

                                            Samuel D. Sirko
                                            Assistant Secretary

                                            Stephen I. Winer
                                            Assistant Secretary

                                            Mary J. Benson
                                            Assistant Treasurer

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

                                          GROWTH FUNDS                             INTERNATIONAL GROWTH FUNDS

                                          AIM Aggressive Growth Fund(1)            AIM Advisor International Value Fund
                                          AIM Blue Chip Fund                       AIM Asian Growth Fund
                                          AIM Capital Development Fund             AIM Developing Markets Fund(2)
                                          AIM Constellation Fund                   AIM Emerging Markets Fund(2)
                                          AIM Mid Cap Growth Fund(2)               AIM Europe Growth Fund(2)
                                          AIM Select Growth Fund(3)                AIM European Development Fund
         [PHOTO OF                        AIM Small Cap Equity Fund(2)             AIM International Equity Fund
     11 GREENWAY PLAZA                    AIM Small Cap Opportunities Fund         AIM International Growth Fund(2)
       APPEARS HERE]                      AIM Value Fund AIM Weingarten Fund       AIM Japan Growth Fund(2)
                                                                                   AIM Latin American Growth Fund(2)
                                          GROWTH & INCOME FUNDS                    AIM New Pacific Growth Fund(2)

                                          AIM Advisor Flex Fund                    GLOBAL GROWTH FUNDS
                                          AIM Advisor Large Cap Value Fund
                                          AIM Advisor MultiFlex Fund               AIM Global Aggressive Growth Fund
                                          AIM Advisor Real Estate Fund             AIM Global Growth Fund
                                          AIM America Value Fund(2)                AIM Worldwide Growth Fund(2)
                                          AIM Balanced Fund
                                          AIM Charter Fund                         GLOBAL GROWTH & INCOME FUNDS

                                          INCOME FUNDS                             AIM Global Growth & Income Fund(2)
                                                                                   AIM Global Utilities Fund
                                          AIM Floating Rate Fund(2)
                                          AIM High Yield Fund                      GLOBAL INCOME FUNDS
                                          AIM Income Fund
                                          AIM Intermediate Government Fund         AIM Global Government Income Fund(2)
                                          AIM Limited Maturity Treasury Fund       AIM Global High Income Fund(2)
                                                                                   AIM Global Income Fund
                                          TAX-FREE INCOME FUNDS                    AIM Strategic Income Fund(2)

                                          AIM High Income Municipal Fund           THEME FUNDS
                                          AIM Municipal Bond Fund
                                          AIM Tax-Exempt Bond Fund of Connecticut  AIM Global Consumer Products and Services Fund(2)
                                          AIM Tax-Free Intermediate Fund           AIM Global Financial Services Fund(2)
                                                                                   AIM Global Health Care Fund(2)
                                          MONEY MARKET FUNDS                       AIM Global Infrastructure Fund(2)
                                                                                   AIM Global Resources Fund(2)
                                          AIM Dollar Fund(2)                       AIM Global Telecommunications Fund(2)
                                          AIM Money Market Fund                    AIM New Dimension Fund(2)
                                          AIM Tax-Exempt Cash Fund


(1) AIM Aggressive Growth Fund was closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $101 billion in assets for more than 5.2 million shareholders, including individual investors, corporate clients, and financial institutions, as of June 30, 1998. The AIM Family of Funds--Registered Trademark-- is distributed nationwide, and AIM today is the ninth-largest mutual fund complex in the U.S. in assets under management, according to Strategic Insight, an independent mutual fund monitor.

   INVEST WITH DISCIPLINE(SM)